Financial Risk Management - Schedule of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 683,628	₩ 642,739
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	203,599	228,898
Short-term financial instruments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	415,034	324,304
Accounts receivable, net
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	56,318	81,152
Other receivables, net
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	532	16
Other current financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,333	6,602
Other non-current financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 3,812	₩ 1,767